Exhibit 99.1

SLM Student Loan Trust 2010-1 Monthly Servicing Report
Distribution Date	08/27/2012
Collection Period	07/01/2012 - 07/31/2012

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		04/15/2010	06/30/2012	07/31/2012
	Principal Balance		$1,169,871,248.94	$800,266,621.53	$778,779,153.92
	Interest to be Capitalized Balance		12,910,478.57	5,858,972.35	5,705,216.83

	Pool Balance		$1,182,781,727.51	$806,125,593.88	$784,484,370.75
	Capitalized Interest Account Balance		$7,500,000.00	$7,500,000.00	$7,500,000.00

	Specified Reserve Account Balance		3,028,129.00	2,015,313.98	1,961,210.93

	Adjusted Pool(1)		$1,193,309,856.51	$815,640,907.86	$793,945,581.68
	Weighted Average Coupon (WAC)		2.60%	2.57%	2.59%
	Number of Loans		482,706	332,280	324,370
	Aggregate Outstanding Principal Balance - Tbill			$162,024,692.65	$158,198,809.17
	Aggregate Outstanding Principal Balance - LIBOR			$644,100,901.23	$626,285,561.58
	Pool Factor			0.665531141	0.647664313
	Since Issued Constant Prepayment Rate			2.14%	2.46%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	07/25/2012		08/27/2012
	A	78445XAA4	$775,860,907.86		$754,165,581.68
	B	78445XAB2	$36,780,000.00		$36,780,000.00

C	Account Balances		07/25/2012		08/27/2012
	Reserve Account Balance		$2,015,313.98		$1,961,210.93
	Capitalized Interest Account Balance		$7,500,000.00		$7,500,000.00
	Floor Income Rebate Account		$238,748.41		$352,595.67
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		07/25/2012		08/27/2012
	Adjusted Pool Balance + Supplemental Loan Purchase		$815,640,907.86		$793,945,581.68
	Total Notes		$812,640,907.86		$790,945,581.68
	Difference		$3,000,000.00		$3,000,000.00
	Parity Ratio		1.00369		1.00379

Page 2 of 9	Trust 2010 - 1 Monthly Servicing Report: Collection Period 07/01/2012 - 07/31/2012, Distribution Date 08/27/2012

II.	Trust Activity 07/01/2012 through	07/31/2012

A	Student Loan Principal Receipts
	Borrower Principal	6,303,447.60
	Guarantor Principal	4,885,257.67
	Consolidation Activity Principal	9,505,440.84
	Seller Principal Reimbursement	1,514,886.83
	Servicer Principal Reimbursement	565.72
	Rejected Claim Repurchased Principal	79,576.00
	Other Principal Deposits	-

	Total Principal Receipts	$22,289,174.66

B	Student Loan Interest Receipts
	Borrower Interest	532,929.40
	Guarantor Interest	99,212.94
	Consolidation Activity Interest	121,708.72
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	17,796.29
	Servicer Interest Reimbursement	11,875.37
	Rejected Claim Repurchased Interest	3,428.21
	Other Interest Deposits	107,648.61

	Total Interest Receipts	$894,599.54

C	Reserves in Excess of Requirement	$54,103.05

D	Investment Income	$3,225.41

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(113,847.26)

M	AVAILABLE FUNDS	$23,127,255.40

N	Non-Cash Principal Activity During Collection Period	$(801,707.05)

O	Non-Reimbursable Losses During Collection Period	$90,921.30

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$83,004.21

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010 - 1 Monthly Servicing Report: Collection Period 07/01/2012 - 07/31/2012, Distribution Date 08/27/2012

III. 2010-1	Portfolio Characteristics

	07/31/2012				06/30/2012
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	3.02%	1,970	$7,488,253.02	0.962%	3.02%	2,064	$7,842,821.57	0.980%
GRACE	3.41%	831	$3,066,061.19	0.394%	3.50%	864	$3,286,816.82	0.411%
DEFERMENT	2.10%	54,975	$156,708,457.15	20.122%	2.08%	57,161	$163,271,660.68	20.402%
REPAYMENT: CURRENT	2.69%	172,092	$317,313,800.19	40.745%	2.66%	177,171	$327,957,536.39	40.981%
31-60 DAYS DELINQUENT	2.71%	16,066	$44,614,750.24	5.729%	2.69%	16,253	$44,773,389.36	5.595%
61-90 DAYS DELINQUENT	2.72%	9,448	$27,440,812.24	3.524%	2.69%	10,524	$30,665,855.10	3.832%
91-120 DAYS DELINQUENT	2.71%	6,958	$20,856,868.05	2.678%	2.70%	6,516	$19,962,752.26	2.495%
> 120 DAYS DELINQUENT	2.74%	21,808	$68,322,236.38	8.773%	2.72%	21,082	$66,272,657.48	8.281%
FORBEARANCE	2.73%	34,401	$117,124,638.92	15.040%	2.70%	34,539	$119,388,787.25	14.919%
CLAIMS IN PROCESS	2.74%	5,309	$14,284,490.17	1.834%	2.69%	5,640	$15,397,132.98	1.924%
AGED CLAIMS REJECTED	2.96%	512	$1,558,786.37	0.200%	2.97%	466	$1,447,211.64	0.181%

TOTAL		324,370	$778,779,153.92	100.00%		332,280	$800,266,621.53	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010 - 1 Monthly Servicing Report: Collection Period 07/01/2012 - 07/31/2012, Distribution Date 08/27/2012

IV. 2010-1 Portfolio Characteristics (cont’d)

	07/31/2012	06/30/2012
Pool Balance	$784,484,370.75	$806,125,593.88
Total # Loans	324,370	332,280
Total # Borrowers	135,061	138,542
Weighted Average Coupon	2.59%	2.57%
Weighted Average Remaining Term	96.76	96.68
Non-Reimbursable Losses	$90,921.30	$128,989.59
Cumulative Non-Reimbursable Losses	$2,509,659.49	$2,418,738.19
Since Issued Constant Prepayment Rate (CPR)	2.46%	2.14%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$83,004.21	$105,672.28
Cumulative Rejected Claim Repurchases	$701,718.93	$618,714.72
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Borrower Interest Accrued	$1,507,683.60	$1,477,273.96
Interest Subsidy Payments Accrued	$179,048.40	$176,637.66
Special Allowance Payments Accrued	$124,911.62	$137,081.33

Page 5 of 9	Trust 2010 - 1 Monthly Servicing Report: Collection Period 07/01/2012 - 07/31/2012, Distribution Date 08/27/2012

V. 2010-1 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	2.54%	193,730	397,167,369.73	50.999%
- GSL - Unsubsidized	2.53%	117,411	329,992,701.90	42.373%
- PLUS (2) Loans	3.40%	12,321	48,496,215.23	6.227%
- SLS (3) Loans	3.55%	908	3,122,867.06	0.401%
- Consolidation Loans	0.00%	0	-	0.000%

Total	2.59%	324,370	$778,779,153.92	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	2.60%	235,787	611,582,145.20	78.531%
- Two Year	2.55%	74,969	141,834,025.83	18.212%
- Technical	2.69%	12,386	22,855,810.56	2.935%
- Other	2.44%	1,228	2,507,172.33	0.322%

Total	2.59%	324,370	$778,779,153.92	100.000%

* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010 - 1 Monthly Servicing Report: Collection Period 07/01/2012 - 07/31/2012, Distribution Date 08/27/2012

VI. 2010-1 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$23,127,255.40

A		Primary Servicing Fee	$537,602.80	$22,589,652.60

B		Administration Fee	$6,667.00	$22,582,985.60

C		Class A Noteholders’ Interest Distribution Amount	$459,581.21	$22,123,404.39

D		Class B Noteholders’ Interest Distribution Amount	$38,644.13	$22,084,760.26

E		Class A Noteholders’ Principal Distribution Amount	$21,695,326.18	$389,434.08

F		Class B Noteholders’ Principal Distribution Amount	$-	$389,434.08

G		Reserve Account Reinstatement	$-	$389,434.08

H		Unpaid Expenses of The Trustees	$-	$389,434.08

I		Carryover Servicing Fee	$-	$389,434.08

J		Remaining Amounts to the Noteholders after the first auction date	$-	$389,434.08

K		Excess Distribution Certificateholder	$389,434.08	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$778,779,153.92

	B	Interest to be Capitalized	$5,705,216.83

	C	Capitalized Interest Account Balance	$7,500,000.00

	D	Reserve Account Balance (after any reinstatement)	$1,961,210.93

	E	Less: Specified Reserve Account Balance	$(1,961,210.93)

	F	Total	$791,984,370.75

	G	Class A Notes Outstanding (after application of available funds)	$754,165,581.68

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2010 - 1 Monthly Servicing Report: Collection Period 07/01/2012 - 07/31/2012, Distribution Date 08/27/2012

VII. 2010-1 Distributions
Distribution Amounts
	A	B

Cusip/Isin	78445XAA4	78445XAB2
Beginning Balance	$775,860,907.86	$36,780,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	7/25/2012	7/25/2012
Accrual Period End	8/27/2012	8/27/2012
Daycount Fraction	0.09166667	0.09166667
Interest Rate*	0.64620%	1.14620%
Accrued Interest Factor	0.000592350	0.001050683
Current Interest Due	$459,581.21	$38,644.13
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$459,581.21	$38,644.13
Interest Paid	$459,581.21	$38,644.13
Interest Shortfall	$-	$-
Principal Paid	$21,695,326.18	$-
Ending Principal Balance	$754,165,581.68	$36,780,000.00
Paydown Factor	0.018308292	0.000000000
Ending Balance Factor	0.636426651	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/ extracts/abrate.txt.

Page 8 of 9	Trust 2010 - 1 Monthly Servicing Report: Collection Period 07/01/2012 - 07/31/2012, Distribution Date 08/27/2012

VIII. 2010-1 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$812,640,907.86
	Adjusted Pool Balance	$793,945,581.68
	Overcollateralization Amount	$3,000,000.00
	Principal Distribution Amount	$21,695,326.18
	Principal Distribution Amount Paid	$21,695,326.18
B	Reserve Account Reconciliation
	Beginning Period Balance	$2,015,313.98
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,015,313.98
	Required Reserve Acct Balance	$1,961,210.93
	Release to Collection Account	$54,103.05
	Ending Reserve Account Balance	$1,961,210.93
C	Capitalized Interest Account
	Beginning Period Balance	$7,500,000.00
	Transfers to Collection Account	$-
	Ending Balance	$7,500,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$238,748.41
	Deposits for the Period	$113,847.26
	Release to Collection Account	$-
	Ending Balance	$352,595.67
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2010 - 1 Monthly Servicing Report: Collection Period 07/01/2012 - 07/31/2012, Distribution Date 08/27/2012